CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 27,319	$ 21,602
Short-term bank deposits	3,055	8,001
Restricted deposits	786	2,844
Trade receivables (net of allowance for doubtful accounts of $2,331 and $1,802 at December 31, 2015 and 2014, respectively)	13,706	20,875
Unbilled accounts receivable	5,597	4,093
Other accounts receivable and prepaid expenses (Note 3)	2,107	2,102
Inventories (Note 4)	$ 7,879	8,147
Deferred income taxes (Note 14)		625
Total current assets	$ 60,449	68,289
LONG-TERM INVESTMENTS AND RECEIVABLES:
Long-term trade receivables	617	232
Long-term deposits and restricted bank deposits	136	134
Severance pay fund	1,761	2,187
Deferred income taxes (Note 14)	1,055	463
Total long-term investments and receivables	3,569	3,016
PROPERTY AND EQUIPMENT, NET (Note 5)	5,415	6,111
INTANGIBLE ASSETS, NET (Note 6)	1,313	1,847
GOODWILL (Note 7)	4,250	4,496
Total assets	$ 74,996	83,759
CURRENT LIABILITIES:
Short-term bank credit (Note 8)		2,571
Current maturities of long-term bank debt		500
Trade payables	$ 3,185	6,272
Customer advances	2,520	1,262
Other accounts payable and accrued expenses (Note 9)	10,748	11,879
Total current liabilities	16,453	22,484
LONG-TERM LIABILITIES:
Long-term bank debt and other long-term payables (Note 10)	15	1,406
Deferred income taxes (Note 14)	173	193
Accrued severance pay	2,660	3,719
Total long-term liabilities	$ 2,848	$ 5,318
COMMITMENTS AND CONTINGENT LIABILITIES (Note 11)
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 1 par value - Authorized: 39,748,000 shares at December 31, 2014 and December 31, 2015; Issued and outstanding: 16,398,872 shares at December 31, 2015 and 16,269,022 shares at December 31, 2014	$ 4,968	$ 4,935
Additional paid-in capital	69,888	69,174
Accumulated other comprehensive income (loss)	(1,850)	2,041
Foreign currency translation adjustments (Company's standalone financial statements)	406	632
Accumulated deficit	(17,629)	(20,770)
Total Magal shareholders' equity	55,783	56,012
Non controlling interest	(88)	(55)
Total shareholders' equity (Note 12)	55,695	55,957
Total liabilities and shareholders' equity	$ 74,996	$ 83,759